Financial Risk Management - Liquidity Risk - Derivative Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other derivative contracts | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 0.3
Liquidity risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	149.5	$ 126.2
Liquidity risk | Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	141.2	114.6
Liquidity risk | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	8.0	11.6
Liquidity risk | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.3
Liquidity risk | Equity total return swaps – short positions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	13.4	12.1
Liquidity risk | Equity total return swaps – short positions | Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	13.4	12.1
Liquidity risk | Equity total return swaps – short positions | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	0.0
Liquidity risk | Equity total return swaps – short positions | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0
Liquidity risk | Equity total return swaps – long positions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	51.7	15.6
Liquidity risk | Equity total return swaps – long positions | Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	51.7	15.6
Liquidity risk | Equity total return swaps – long positions | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	0.0
Liquidity risk | Equity total return swaps – long positions | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0
Liquidity risk | Foreign exchange forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	53.7	69.7
Liquidity risk | Foreign exchange forward contracts | Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	45.7	58.1
Liquidity risk | Foreign exchange forward contracts | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	8.0	11.6
Liquidity risk | Foreign exchange forward contracts | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0
Liquidity risk | U.S. treasury bond forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	30.4	28.8
Liquidity risk | U.S. treasury bond forward contracts | Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	30.4	28.8
Liquidity risk | U.S. treasury bond forward contracts | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	0.0
Liquidity risk | U.S. treasury bond forward contracts | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0
Liquidity risk | Other derivative contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.3	0.0
Liquidity risk | Other derivative contracts | Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	0.0
Liquidity risk | Other derivative contracts | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 0.0	$ 0.0